UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                 GMAM ABSOLUTE RETURN STRATEGY FUND I
                 (A Series of GMAM Absolute Return Strategies Fund, LLC)

                 SEMI ANNUAL REPORT TO MEMBERS FOR THE
                 SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)



      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                       Pages


      Schedule of Investments                                          1 - 4

      Statement of Assets, Liabilities and Members' Capital                5

      Statement of Operations                                              6

      Statements of Changes in Members' Capital                            7

      Statement of Cash Flows                                              8

      Notes to Financial Statements                                   9 - 16

      Financial Highlights                                                17

      Additional Information                                              18

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                       INITIAL                     NUMBER       OF                        FIRST
                                     ACQUISITION                     OF       MEMBERS'       FAIR     REDEMPTION DATE
                                         DATE        COST          SHARES     CAPITAL        VALUE     WITHOUT FEES**  LIQUIDITY**
                                     -----------  -----------     --------  ----------   ------------ ---------------- -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(97.26%)

CREDIT (29.55%)
Aristeia Special Investments, Ltd.
  Class A Voting Initial Series         Mar-07   $ 35,313,170      35,313       0.79%  $   31,001,785        N/A       Quarterly
Avenue Europe International, Ltd.,
  Class F, Series 0306                  Aug-05    100,000,000       9,134       2.72%     106,629,179        N/A       Quarterly
Avenue Europe International, Ltd.,
  Class A, Series 0408                  Apr-08     15,000,000       1,500       0.34%      13,396,549      6/30/09     Quarterly
Bayview Opportunity Offshore, L.P.      Mar-08     61,697,275           *       1.55%      60,701,705     12/31/11     Quarterly
Canyon Special Opportunities Fund
  (Cayman) Ltd.                         Sep-07    100,000,000     100,118       2.14%      84,037,888     12/31/09     Quarterly
Cerberus International, Ltd., Class A   Dec-01     75,000,000         194       3.36%     131,807,726     9/30/09(2)   Quarterly
Gracie International Credit
   Opportunities Fund, Ltd.,
   Class D Series 1                     Jan-06    105,000,000      87,461       3.19%     125,323,602     9/30/09(3)   Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                Dec-04     70,357,346      56,183       2.00%      78,449,125        N/A       Quarterly
Greywolf Capital Overseas Fund,
  Class S ***                           Dec-05      5,579,576       5,580       0.15%       5,987,700        N/A(1)    N/A(1)
King Street Capital, L.P.               Jun-02     59,549,551           *       2.91%     114,261,131        N/A       Quarterly
King Street Capital, L.P.,
  Special Investment ***                Jan-06      5,177,559           *       0.14%       5,285,828        N/A(1)    N/A(1)
Regiment Capital, Ltd.,
  Class 1 Series M                      Feb-06     58,000,000     580,000       1.74%      68,335,310        N/A       Annually
Regiment Capital, Ltd.,
  Class 2 Series M                      Mar-08     70,000,000     700,000       1.71%      67,176,060      6/30/10     Annually
Silver Point Capital Offshore
  Fund, Ltd. Class H Series 242         Nov-07    121,888,366      12,193       2.72%     106,520,793     12/31/09     Annually
Silver Point Capital Offshore
  Fund, Ltd. Class D ***                Dec-07      3,034,221         303       0.06%       2,206,773        N/A(1)    N/A(1)
STYX International Fund, Ltd.,
  Class A, Series 1                     Apr-02    137,442,600      48,312       4.03%     158,141,347     9/30/09(9)   Annually
                                                                                       --------------
                                                                                        1,159,262,501
                                                                                       --------------

EVENT DRIVEN (14.22%)
Canyon Value Realization Fund Ltd,
  Class A                               Jun-07    125,000,000      29,125       2.78%     108,999,230        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 1                      Nov-03     59,383,448     257,408       2.11%      82,701,793        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 6 June 1, 2007         Jun-07        119,252         305       0.00%          96,979        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 10 October 1, 2007     Oct-07        130,969         348       0.00%         110,232        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 12 December 1, 2007    Dec-07        125,766         338       0.00%         106,172        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 16 April 1, 2008       Apr-08        122,693         345       0.00%         107,996        N/A       Quarterly
Castlerigg International Limited,
  Class A Series 19 July 1, 2008        Jul-08        117,872         328       0.00%         101,773        N/A       Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                 Dec-05    100,000,000     652,379       2.43%      95,171,666        N/A       Monthly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                     Aug-04     11,375,173      11,152       0.35%      13,732,880        N/A       Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class S Series 1                     Nov-06      1,132,600       1,133       0.02%         947,510        N/A(1)    N/A(1)
Empyrean Capital O/S Fund Ltd
   Class E Series 1                     Jul-07     32,561,410      32,561       0.72%      28,346,335      6/30/10     Quarterly
Empyrean Capital O/S Fund Ltd
   Class E1 Series 1                    Jul-07     26,845,507      37,213       0.83%      32,481,030      6/30/10     Quarterly
Empyrean Capital O/S Fund Ltd
   Class LS Series 1                    Sep-08      1,142,235       1,142       0.03%       1,008,475        N/A(1)    N/A(1)
Empyrean Capital O/S Fund Ltd
   Class LS Series 2                    Sep-08      5,057,723       5,058       0.11%       4,467,231        N/A(1)    N/A(1)
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                    May-06     71,456,007      69,260       1.65%      64,554,025        N/A       Annually
OZ Asia Overseas Fund, Ltd.,
   Class C ***                          May-06     14,045,393      14,045       0.34%      13,196,268        N/A(1)    N/A(1)
Taconic Opportunity Offshore
   Fund Ltd Class B Series 21 NR        Jul-07    125,000,000     125,000       2.85%     111,729,642      6/30/09     Monthly
                                                                                       --------------
                                                                                          557,859,237
                                                                                       --------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                       INITIAL                     NUMBER       OF                        FIRST
                                     ACQUISITION                     OF       MEMBERS'       FAIR     REDEMPTION DATE
                                         DATE        COST          SHARES     CAPITAL        VALUE     WITHOUT FEES**  LIQUIDITY**
                                     -----------  -----------     --------  ----------   ------------ ---------------- -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(97.26%) (CONTINUED)

LONG/SHORT EQUITY (36.73%)
Alson Signature Fund Offshore Ltd.,
  Class A Series Oct 01, 2002           Apr-04   $ 75,000,000      58,398       2.15%  $   84,186,809        N/A       Quarterly
Artis Partners Ltd., Class A Series 1   Jan-04     56,121,727     426,011       2.17%      85,002,504        N/A       Monthly
Artis Partners 2X Ltd.,
  Class A Series 1                      Aug-04     20,000,000     183,310       1.06%      41,637,970        N/A       Monthly
Black Bear Offshore Fund Limited,
  Class A                               Jan-02     30,000,000     126,047       1.30%      51,001,208        N/A       Quarterly
Black Bear Offshore Fund Limited,
  Class A 06/08                         Jun-08     10,000,000      20,030       0.21%       8,104,110      6/30/09     Quarterly
Cycladic Catalyst Fund, USD Class BB    Apr-06      9,129,451      91,295       0.07%       2,594,590        N/A       Quarterly
Cycladic Catalyst Fund Class
  USD SP B Shares                       Jun-08      1,598,623      15,986       0.03%       1,304,796        N/A(1)    N/A(1)
Front Point Offshore Healthcare
  Fund, L.P.                            May-05     75,000,000           *       2.54%      99,733,997        N/A       Quarterly
HealthCor Offshore, Ltd.,
  Class A Series 1                      Jul-07    125,000,000      86,305       3.45%     135,269,632      9/30/09     Quarterly
HealthCor Offshore, Ltd,
  Class A Series 5 (Jan 08)             Jan-08     25,000,000      25,000       0.65%      25,541,054      3/31/10     Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Series 1                      May-04     95,000,000     125,386       3.17%     124,514,109        N/A       Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Series 08/08                  Aug-08     20,000,000      20,000       0.48%      18,694,132        N/A       Quarterly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 2 (01 Jan)                    Jan-06     55,000,000     324,412       1.39%      54,379,633     12/31/08(4)  Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 6 (01 Jul)                    Jul-06     10,000,000      62,331       0.26%      10,325,781        N/A       Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 14 (01 Dec)                   Dec-05     25,000,000     206,199       0.73%      28,618,611        N/A       Monthly
Lansdowne UK Equity Fund Limited
   USD Shares                           Feb-07     80,000,000     297,158       2.39%      93,866,775     12/31/08(5)  Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1               Jan-06     32,500,000      31,685       0.90%      35,220,541        N/A       Quarterly
Longbow Partners, L.P.                  Jan-06     32,500,000           *       0.91%      35,655,039        N/A       Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 1 (2007-03-01)         Mar-07     70,000,000      67,795       1.79%      70,177,815      3/31/09(6)  Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 6 (2008-08-01)         Aug-08     20,000,000      20,000       0.46%      17,945,000      9/30/10     Quarterly
Samlyn Offshore, Ltd.,
  Class A Series 5                      Oct-07     98,000,000      80,441       2.63%     103,108,070     12/31/09(8)  Semiannually
Scout Capital Fund, Ltd., Class A
  Series 1                              Dec-01     59,782,813     439,820       2.49%      97,894,633        N/A       Quarterly
Tosca Fund Ltd., USD Class A            Apr-02     54,189,699     332,666       1.14%      44,897,407        N/A       Quarterly
TPG-Axon Partners (Offshore), Ltd.
  Class H Series 76                     Dec-07    125,000,000     125,000       2.34%      91,748,502      3/31/10     Quarterly
Zaxis Offshore Limited, Class A1        Nov-01     45,622,642      34,552       1.68%      65,876,997        N/A       Monthly
Zaxis Offshore Limited, Class A66       May-08     15,000,000      15,000       0.34%      13,479,450        N/A       Monthly
                                                                                       --------------
                                                                                        1,440,779,165
                                                                                       --------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                       INITIAL                     NUMBER       OF                        FIRST
                                     ACQUISITION                     OF       MEMBERS'       FAIR     REDEMPTION DATE
                                         DATE        COST          SHARES     CAPITAL        VALUE     WITHOUT FEES**  LIQUIDITY**
                                     -----------  -----------     --------  ----------   ------------ ---------------- -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(97.26%) (CONTINUED)

MULTI-STRATEGY (5.99%)
O'Connor Global Multi-Strategy
   Alpha Limited, Class M Series 1      Oct-01   $ 88,441,004      86,889        2.87% $  112,495,578      9/30/09(7)  Quarterly
Shepherd Investments International
   Limited, Class B                     Jan-02     71,473,020     105,822        2.49%     97,578,903        N/A       Quarterly
Shepherd Investments International
   Limited, Class S ***                 Feb-06     25,215,267     472,834        0.63%     24,710,357        N/A(1)    N/A(1)

                                                                                       --------------
                                                                                          234,784,838
                                                                                       --------------

RELATIVE VALUE (10.77%)
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E
   Series Initial                       Nov-06     50,000,000         500        1.05%     41,375,517      12/31/08    Quarterly
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E
   Series 06 2007                       Jun-07     10,000,000          86        0.18%      6,976,758      6/30/09     Quarterly
Aristeia International Limited,
   Class A                              Mar-03     70,000,000     126,548        2.08%     81,390,425        N/A       Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Lead Series                  Jun-06    105,000,000      55,541        2.62%    102,611,305        N/A       Monthly
Goldman Sachs Global Alpha
   Fund Plc.,
   Class C Series 1                     Mar-06     75,000,000     448,646        1.15%     45,227,502        N/A       Quarterly
Numeric European Market Neutral
   Offshore Fund I, L.P.                Aug-03     34,894,296           *        0.99%     38,640,446        N/A       Monthly
Numeric Japanese Market Neutral
   Offshore Fund III Ltd.,
   Class B Series 1                     Dec-02     25,000,000     250,000        0.78%     30,707,500        N/A       Monthly
Renaissance Institutional
   Equities Fund, LLC, Series B         May-06     75,000,000           *        1.92%     75,411,538        N/A       Monthly
                                                                                       --------------
                                                                                          422,340,991
                                                                                       --------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ #
(COST $3,491,124,254)                                                                  $3,815,026,732

INVESTMENT IN SHORT-TERM SECURITIES (2.90%)

JP Morgan Chase Nassau Time Deposit                                                       113,886,730
                                                                                       --------------

TOTAL INVESTMENTS (COST $3,605,010,984)                                                 3,928,913,462
                                                                                       --------------

OTHER LIABILITIES IN EXCESS OF ASSETS (-0.16%)                                             (6,296,200)
                                                                                       --------------

MEMBERS' CAPITAL (100.00%)                                                             $3,922,617,262
                                                                                       ==============


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL      PERCENT OF
                                                                   MEMBERS'
     STRATEGY ALLOCATION                                            CAPITAL
     ---------------------------------------------------------------------------
     Credit                                                         29.55%
     Event Driven                                                   14.22%
     Long/Short Equity                                              36.73%
     Multi-Strategy                                                  5.99%
     Relative Value                                                 10.77%
                                                                  -------
     Total Investments in Investment Funds                          97.26%
                                                                  =======

#    Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2008 was $3,491,124,254 and $3,815,026,732,
     respectively.
*    Security is a partnership that does not issue shares.
**   See discussion in Note 8 to the financial statements.
***  Multiple side pocket investments aggregated under the same Investment Fund.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. See discussion in Note 8 to the financial statements.

(2) The most recent subscription into Cerberus International Ltd. Class A in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(3) The most recent subscription into Gracie International Credit Opportunities Fund, Ltd., Class D Series 1 the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2009. All previous subscriptions in the amount of $95,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009.

(4) The most recent subscription into Lansdowne European Equity Fund Ltd. Class B USD Shares Series 2 in the amount of $15,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2008. All previous subscriptions are not subjected to early redemption fees.

(5) The most recent subscription into Lansdowne UK Equity Fund Limited Class B USD Shares in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2008. All previous subscriptions are not subjected to early redemption fees.

(6) The initial subscription into Longbow Infrastructure, Ltd. Class C Series 1 in the amount of $30,000,000 and a subsequent subscription in the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of March 31, 2009. Additional subsequent subscriptions in the amount of $10,000,000 and $20,000,000 may be redeemed without early redemption fees based on the valuation dates of June 30, 2009 and December 31, 2009, respectively.

(7) The most recent subscription into O'Connor Global Multi-Strategy Alpha Limited, Class M Series 1 in the amount of $15,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(8) The most recent subscription into Samlyn Offshore Ltd., Class A Series 1 in the amount of $23,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2009. All previous subscriptions are not subjected to early redemption fees.

(9) A prior subscription into STYX International Fund Ltd. Series 1 in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. The most recent subscription in the amount of $70,000,000 may be redeemed without early redemption fees based on the valuation date of April 30, 2010.

(10) Based on the information available to the Fund I, there are no exposures to any individual investment in the Investment Funds that exceed 5% of the Fund I's net assets as of September 30, 2008.


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $3,491,124,254)     $ 3,815,026,732
Investment in Short-term Securities (cost $113,886,730)                      113,886,730
Receivable from redemption of investments in Investment Funds                  4,799,360
Interest receivable                                                              173,042
                                                                         ---------------
          Total assets                                                     3,933,885,864
                                                                         ---------------
LIABILITIES
Management fee payable                                                        10,351,156
Accounting and administration fees payable                                       206,318
Board of Managers' fees payable                                                   32,181
Other accrued expenses                                                           678,947
                                                                         ---------------
          Total liabilities                                                   11,268,602
                                                                         ---------------
MEMBERS' CAPITAL                                                         $ 3,922,617,262
                                                                         ===============
MEMBERS' CAPITAL:
       Represented by:
          Capital                                                        $ 3,631,801,661
          Net unrealized appreciation on investments                         323,902,478
          Accumulated net realized gain on investments                       106,743,842
          Accumulated net investment loss                                   (139,830,719)
                                                                         ---------------
MEMBERS' CAPITAL                                                         $ 3,922,617,262
                                                                         ===============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
       Interest                                                                        $    1,275,488
                                                                                       --------------
       Total investment income                                                              1,275,488
                                                                                       --------------
EXPENSES:
       Management fee                                                                      21,154,459
       Accounting and administration fees                                                     412,785
       Professional fees                                                                      371,000
       Board of Managers' fees                                                                 37,500
       Miscellaneous expenses                                                                 485,377
                                                                                       --------------
       Total expenses                                                                      22,461,121
                                                                                       --------------
NET INVESTMENT LOSS                                                                       (21,185,633)
                                                                                       --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENT IN
       INVESTMENT FUNDS
       Net realized gain on investments in Investment Funds                                11,503,090
       Net change in unrealized appreciation on investments in Investment Funds          (324,584,613)
                                                                                       --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN
       INVESTMENT FUNDS                                                                  (313,081,523)
                                                                                       --------------
NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM INVESTMENT OPERATIONS                                              $ (334,267,156)
                                                                                       ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                            For the Period Ended           For the
                                                             September 30, 2008          Year Ended
                                                                (Unaudited)            March 31, 2008
                                                             ----------------         ---------------
MEMBERS' CAPITAL, BEGINNING OF PERIOD                        $  4,181,884,418         $ 3,108,156,779


     Capital contributions                                         75,000,000           1,152,505,875

     Capital withdrawals                                                    -             (47,505,875)

     Net investment loss                                          (21,185,633)            (37,418,106)

     Net realized gain on investments in Investment Funds          11,503,090              29,693,242

     Net change in unrealized appreciation on investments
           in Investment Funds                                   (324,584,613)            (23,547,497)
                                                             -----------------        ---------------

MEMBERS' CAPITAL, END OF PERIOD                              $  3,922,617,262         $ 4,181,884,418
                                                             ================         ===============
ACCUMULATED NET INVESTMENT LOSS                              $   (139,830,719)        $  (118,645,086)
                                                             ================         ===============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' Capital derived from investment operations                      $ (334,267,156)
      Adjustments to reconcile net decrease in Members' Capital derived from investment operations to net cash used in operating activities:
           Purchases of investments in Investment Funds                                    (268,713,059)
           Proceeds from redemption of investments in Investment Funds                      222,484,729
           Purchases of investments in Short-term Securities, net                            (7,843,181)
           Net realized gain on investments in Investment Funds                             (11,503,090)
           Net decrease in unrealized appreciation on investments in Investment Funds       324,584,613
           Decrease in interest receivable                                                       41,997
           Increase in management fee payable                                                    65,351
           Increase in accounting and administration fees payable                                 1,789
           Decrease in Board of Managers' fees payable                                          (37,500)
           Increase in other accrued expenses                                                   185,507
                                                                                         --------------
           Net cash used in operating activities                                            (75,000,000)
                                                                                         --------------
CASH FLOW FROM FINANCING ACTIVITIES
      Capital contributions                                                                  75,000,000
      Capital withdrawals                                                                             -
                                                                                         --------------
           Net cash provided by financing activities                                         75,000,000
                                                                                         --------------
NET CHANGE IN CASH                                                                                    -

CASH AT BEGINNING OF PERIOD                                                                           -
                                                                                         --------------
CASH AT END OF PERIOD                                                                    $            -
                                                                                         ==============


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended (the "1933 Act"). The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by neither the Adviser nor the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

     If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of September 30, 2008, no investments in Investment Funds were valued using this approach.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"). Effective April 1, 2008, Fund I adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

         --  Level 1 - quoted prices in active markets for identical  securities

         --  Level 2 - other  significant  observable  inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         --  Level 3 - significant unobservable inputs (including  Fund I's  own assumptions in determining the fair value of Investment Funds)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a summary of the inputs used as of September 30, 2008, in valuing Fund I's assets and liabilities carried at fair value:

     ---------------------------------------------------------------------------
                                          Investments in       Other Financial
     Valuation Inputs                    Investment Funds       Instruments*
     ---------------------------------------------------------------------------
     Level 1                           $               -     $              -
     ---------------------------------------------------------------------------
     Level 2                                           -          113,886,730
     ---------------------------------------------------------------------------
     Level 3                               3,815,026,732                    -
     ---------------------------------------------------------------------------
     TOTAL                             $   3,815,026,732     $    113,886,730
     ---------------------------------------------------------------------------

     * Other financial instruments include short-term securities.

     SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

     -------------------------------------------------------
                                          Investments in
                                         Investment Funds
     -------------------------------------------------------
     Balance as of 03/31/08            $   3,964,114,091
     -------------------------------------------------------
     Net realized gain (loss)                 11,503,090
     -------------------------------------------------------
     Net change in unrealized
     appreciation (depreciation)            (324,584,613)
     -------------------------------------------------------
     Net purchases (sales)                   163,994,164
     -------------------------------------------------------
     Net transfers in (out) of Level 3                 -
     -------------------------------------------------------
     Balance as of 09/30/08            $   3,815,026,732
     -------------------------------------------------------

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in Short-term Securities at cost, which approximates fair value and records the accrued interest separately as a receivable.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment funds, the cost of such investments is determined on the average cost basis.

     NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     In July 2006, the Financial Accounting Standard Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. In February 2008, the FASB issued FSP FIN 48-2, which allows the Company, due to the fact that the Company is not registered under the 1933 Act to defer FIN 48 adoption until the fiscal year beginning after December 15, 2007. At this time, management is evaluating the implication of FIN 48 and its impact has not yet been determined.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Agreement, any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust and General Motors Welfare Benefit Trust, each of which owns approximately 88% and 11%, respectively, of Fund I as of September 30, 2008. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates.
     General Motors Welfare Benefit Trust is a welfare benefit trust representing employee welfare benefit plans of General Motors hourly employees.

     MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual rate of 1.00% of Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

     The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the Statement of Operations.

     BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.   ADMINISTRATIVE SERVICES

     PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PNC receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.   SECURITIES TRANSACTIONS

     Total purchases and redemptions of investments in Investment Funds by Fund I for the six months ended September 30, 2008 amounted to $268,713,059 and $104,718,895, respectively.

7.   TAX

     The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2008. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2007.

                                            TAX BASIS            BOOK BASIS
                                         ---------------      ----------------
     Cost basis                          $ 3,568,086,141      $ 3,491,124,254
     Gross unrealized gain                   448,400,340          513,946,326
     Gross unrealized loss                  (201,459,749)        (190,043,848)
     Net unrealized gain on investments      246,940,591          323,902,478

     Each Member of Fund I as of September 30, 2008 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

8.   CREDIT, LIQUIDITY AND MARKET RISK

     Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of September 30, 2008, approximately 30% of the investments in Investment Funds by Fund I are restricted from early redemptions and 6% are potentially subject to early redemption fees. Additionally, liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Fund. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets (the "Fund Level Gates") or redemption request from one investor exceeds a specified percentage of the investor's investment (the "Investor Level Gates"). Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of September 30, 2008, approximately 38% and 11% of the investments in Investment Funds by Fund I are potentially subject to the Fund Level Gates and the Investor Level Gates, respectively.

     Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of September 30, 2008, Fund I has not experienced any losses in such accounts.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.   CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

     Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of September 30, 2008, approximately 2% of the investments in Investment Funds by Fund I are in side pockets.

9.   REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

10.  UNDERLYING FUNDS

     As of September 30, 2008, Fund I did not have any investments in Investment Funds exceeding 5% of Fund I's net assets.

11.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

12.  SUBSEQUENT EVENTS

     During the period October 1, 2008 through November 1, 2008, there were no additional capital contributions. Effective October 1, 2008, the interest in Fund I held by First Plaza Group Trust ("Trust I") was transferred to First Plaza Group Pension Trust II ("Trust II") as part of an overall change in the trust's custodian and trustee. The transfer did not affect the underlying beneficial owners of Fund I for which Trust I was, and Trust II remains, the record holder nor did it affect the total investment in Fund I held on behalf of such beneficial owners.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

13.  INVESTMENT COMMITMENT

     As of September 30, 2008, Fund I had an unfunded investment commitment to an underlying investment fund of $63,683,113.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average Members' capital and other supplemental information for the following periods:

                                       For the Period
                                            Ended
                                        September 30,          Year                  Year                Year              Year
                                            2008              Ended                  Ended              Ended             Ended
                                         (Unaudited)      March 31, 2008         March 31, 2007     March 31, 2006    March 31, 2005
                                      ----------------------------------------------------------------------------------------------
Total Return (1)                             (7.84)%             (0.13)%                9.20%             11.15%              4.43%
Members' capital, end
  of period (000)                       $3,922,617          $4,181,884            $3,108,157         $2,580,788         $1,933,318
Portfolio Turnover                               3%                  8%                   12%                16%                 9%

Annualized ratios to
  average Members' capital: (2)

Operating expenses
 (excluding dividend expense)                 1.06%               1.08%                 1.10%              1.07%              1.07%

Dividend expense                              0.00%               0.00%                 0.00%              0.00%              0.00%
Total expenses                                1.06%               1.08%                 1.10%                                 1.07%
                                                                                                           1.07%

Net investment loss                          (1.00)%             (1.01)%               (0.98)%            (0.99)%            (1.06)%

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. An individual Member's results may vary from these results based on the timing of capital transactions.

(2) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

PROXY VOTING

A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2007 through June 30, 2008 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms (EDGAR) - Search for Company's Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.


FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.


ITEM 2.   CODE OF ETHICS.

Not applicable.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date              December 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date              December 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date              December 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.